United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2019 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—92.8%
	Communication Services—7.0%
420,426	AT&T, Inc.	$13,083,657
473,872	Comcast Corp., Class A	18,324,630
180,840	Lions Gate Entertainment Corp.	2,656,540
182,607	News Corp., Inc.	2,377,543
58,721	Nippon Telegraph & Telephone Corp.	2,535,197
1,622,106	Spark New Zealand Ltd.	4,117,528
463,371	Telekom Austria AG	3,437,668
121,833	Telenor ASA, ADR	2,385,490
80,982	Tribune Media Co.	3,743,798
248,981	Verizon Communications, Inc.	14,171,998
	TOTAL	66,834,049
	Consumer Discretionary—6.1%
52,335	Carnival Corp.	3,022,870
21,953	Columbia Sportswear Co.	2,260,061
129,434	D. R. Horton, Inc.	5,033,688
63,251	Dick's Sporting Goods, Inc.	2,470,584
45,221	Genuine Parts Co.	4,919,140
15,520	Home Depot, Inc.	2,873,373
164,100	Isuzu Motors Ltd.	2,354,118
55,274	McDonald's Corp.	10,161,572
24,646	Royal Caribbean Cruises Ltd.	2,920,058
46,400	Suzuki Motor Corp.	2,376,801
74,013	TJX Cos., Inc.	3,796,127
65,041	Tapestry, Inc.	2,272,533
38,319	Toyota Motor Credit Corp., ADR	4,638,132
30,590	Tractor Supply Co.	2,916,756
66,722	Yum! Brands, Inc.	6,305,229
	TOTAL	58,321,042
	Consumer Staples—6.4%
144,070	Archer-Daniels-Midland Co.	6,122,975
91,249	Bunge Ltd.	4,843,497
49,243	Coca-Cola European Partners PLC	2,321,315
274,212	Empire Co. Ltd., Class A	6,370,045
45,329	Kimberly-Clark Corp.	5,295,787
184,924	Koninklijke Ahold NV	4,768,368
140,401	Kroger Co.	4,117,961
16,131	Medifast, Inc.	2,055,573
91,791	Molson Coors Brewing Co., Class B	5,659,833
34,765	Philip Morris International, Inc.	3,022,469
80,267	Tate & Lyle PLC, ADR	3,038,106
40,416	Tyson Foods, Inc., Class A	2,492,051
118,420	Walgreens Boots Alliance, Inc.	8,430,320
24,567	WalMart, Inc.	2,431,887
	TOTAL	60,970,187
	Energy—8.0%
98,599	BP PLC, ADR	4,205,247

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Energy—continued
40,413	Chevron Corp.	$4,832,587
68,596	Cimarex Energy Co.	4,932,739
142,193	ConocoPhillips	9,647,795
68,284	Devon Energy Corp.	2,015,061
101,831	Equinor ASA, ADR	2,287,124
90,878	Exxon Mobil Corp.	7,182,088
92,861	HollyFrontier Corp.	4,754,483
306,843	Marathon Oil Corp.	5,093,594
61,424	Marathon Petroleum Corp.	3,808,902
141,271	PBF Energy, Inc.	4,389,290
43,935	Phillips 66	4,233,577
271,778	Repsol SA, ADR	4,694,965
112,201	Royal Dutch Shell PLC, ADR, Class A	6,980,024
90,359	Valero Energy Corp.	7,369,680
	TOTAL	76,427,156
	Financials—20.5%
109,807	Aflac, Inc.	5,395,916
83,727	Allstate Corp.	7,902,154
484,076	Aviva PLC	2,720,903
1,015,578	Bank of America Corp.	29,533,008
59,727	Capital One Financial Corp.	4,991,983
170,001	Citigroup, Inc.	10,876,664
116,014	Comerica, Inc.	10,105,980
71,793	Discover Financial Services	5,141,097
47,607	East West Bancorp, Inc.	2,599,818
37,259	Evercore, Inc., Class A	3,431,554
10,390	Everest Re Group Ltd.	2,349,283
32,869	Goldman Sachs Group, Inc.	6,465,332
141,057	Hartford Financial Services Group, Inc.	6,962,573
323,512	JPMorgan Chase & Co.	33,761,712
42,219	Kemper Corp.	3,508,399
80,072	LPL Investment Holdings, Inc.	6,038,229
40,481	Mercury General Corp.	2,144,279
189,138	Morgan Stanley	7,940,013
194,109	Navient Corp.	2,372,012
53,532	Popular, Inc.	3,018,134
117,471	Progressive Corp., OH	8,563,636
57,913	Raymond James Financial, Inc.	4,782,456
37,354	The Travelers Cos., Inc.	4,964,720
48,867	Tokio Marine Holdings, Inc.	2,385,577
271,828	Virtual Financial, Inc.	6,833,756
183,382	Wells Fargo & Co.	9,148,928
51,041	Zions Bancorporation, N.A.	2,608,195
	TOTAL	196,546,311
	Health Care—12.6%
54,225	AbbVie, Inc.	4,296,789
55,406	Allergan PLC	7,629,960
26,780	Amgen, Inc.	5,090,342
27,120	Anthem, Inc.	8,155,798
146,091	Bristol-Myers Squibb Co.	7,547,061

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Health Care—continued
94,459	CVS Health Corp.	$5,462,564
108,636	Cardinal Health, Inc.	5,903,280
67,336	Eli Lilly & Co.	8,503,863
32,240	Encompass Health Corp.	2,035,634
91,659	Gilead Sciences, Inc.	5,959,668
16,561	HCA Healthcare, Inc.	2,302,641
184,959	Johnson & Johnson	25,272,798
50,195	McKesson Corp.	6,382,796
43,707	Medtronic PLC	3,955,484
236,347	Merck & Co., Inc.	19,212,648
84,824	Roche Holding AG, ADR	2,939,152
	TOTAL	120,650,478
	Industrials—6.5%
625,857	ADT, Inc.	5,006,856
90,850	Advanced Drainage System, Inc.	2,309,407
7,057	Boeing Co.	3,104,798
51,374	Caterpillar, Inc.	7,055,705
17,832	Cummins, Inc.	2,747,733
25,284	Deere & Co.	4,147,587
173,475	Delta Air Lines, Inc.	8,600,890
94,086	Fluor Corp.	3,537,634
144,281	GrafTech International Ltd.	2,080,532
113,524	International Consolidated Airlines Group SA, ADR	1,822,060
26,242	Lockheed Martin Corp.	8,119,537
55,170	Raytheon Co.	10,289,205
20,912	Rockwell Automation, Inc.	3,734,047
	TOTAL	62,555,991
	Information Technology—10.8%
29,603	Apple, Inc.	5,125,759
67,516	Applied Materials, Inc.	2,588,563
24,100	Broadcom, Inc.	6,636,176
442,447	Cisco Systems, Inc.	22,905,481
156,412	DXC Technology Co.	10,301,294
22,139	Fidelity National Information Services, Inc.	2,394,333
20,719	IBM Corp.	2,861,916
454,377	Intel Corp.	24,063,806
24,509	KLA-Tencor Corp.	2,830,544
29,494	Microsoft Corp.	3,304,213
28,545	NXP Semiconductors NV	2,606,729
200,696	Oracle Corp.	10,462,283
80,831	Qualcomm, Inc.	4,315,567
24,066	Texas Instruments, Inc.	2,545,702
	TOTAL	102,942,366
	Materials—3.7%
40,047	Albemarle Corp.	3,655,891
228,393	Anglo American PLC, ADR	3,062,750
103,335	Bemis Co., Inc.	5,466,422
55,394	CF Industries Holdings, Inc.	2,337,627
144,297	DowDuPont, Inc.	7,680,929
222,037	Freeport-McMoRan, Inc.	2,864,277

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Materials—continued
52,677	Nucor Corp.	$3,190,646
136,086	Owens-Illinois, Inc.	2,710,833
71,838	Southern Copper Corp.	2,558,151
33,476	Westlake Chemical Corp.	2,338,968
	TOTAL	35,866,494
	Real Estate—4.5%
47,890	Cyrusone, Inc.	2,386,838
35,276	Digital Realty Trust, Inc.	3,990,421
70,971	Duke Realty Corp.	2,098,612
15,821	Equinix, Inc.	6,700,193
194,268	Invitation Homes, Inc.	4,468,164
47,108	National Retail Properties, Inc.	2,454,327
84,724	ProLogis, Inc.	5,935,763
42,402	Regency Centers Corp.	2,766,731
19,668	Simon Property Group, Inc.	3,563,055
79,715	Sun Communities, Inc.	9,053,233
	TOTAL	43,417,337
	Utilities—6.7%
66,907	American Electric Power Co., Inc.	5,429,503
32,087	American Water Works Co., Inc.	3,260,681
47,818	Consolidated Edison Co.	3,942,594
61,333	Dominion Energy, Inc.	4,544,162
73,870	Duke Energy Corp.	6,623,184
49,182	Edison International	2,945,510
101,954	Exelon Corp.	4,953,945
33,683	NRG Energy, Inc.	1,403,908
43,808	NextEra Energy, Inc.	8,223,638
89,147	PPL Corp.	2,867,859
61,818	Public Service Enterprises Group, Inc.	3,635,517
34,580	Sempra Energy	4,164,815
100,689	Southern Co.	5,003,236
43,326	UGI Corp.	2,378,597
89,864	Xcel Energy, Inc.	4,929,939
	TOTAL	64,307,088
	TOTAL COMMON STOCKS (IDENTIFIED COST $785,039,904)	888,838,499
	INVESTMENT COMPANIES—7.0%
26,110,299	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[1]	26,118,132
6,590,696	High Yield Bond Portfolio	40,928,223
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $66,653,684)	67,046,355
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $851,693,588)	955,884,854
	OTHER ASSETS AND LIABILITIES - NET—0.2%[2]	1,639,966
	TOTAL NET ASSETS—100%	$957,524,820

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2018	16,936,723	6,487,087	23,423,810
Purchases/Additions	69,739,598	103,609	69,843,207
Sales/Reductions	(60,566,022)	—	(60,566,022)
Balance of Shares Held 2/28/2019	26,110,299	6,590,696	32,700,995
Value	$26,118,132	$40,928,223	$67,046,355
Change in Unrealized Appreciation/Depreciation	$5,157	$1,052,367	$1,057,524
Net Realized Gain/(Loss)	$262	$—	$262
Dividend Income	$122,698	$628,982	$751,680
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
At February 28, 2019, the Fund had no outstanding purchase call options contracts.
The average market value of purchased call options held by the Fund throughout the period was $478,750. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had no outstanding futures contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $19,738,125. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks
Domestic	$786,395,376	$—	$—	$786,395,376
International	77,746,965	24,696,158	—	102,443,123
Investment Companies[1]	26,118,132	—	—	67,046,355
TOTAL SECURITIES	$890,260,473	$24,696,158	$—	$955,884,854
1	As permitted by U.S. generally accepted accounting principles, Investment Company valued at $40,928,223 is measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but is included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019